Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation
22.	Share-based Compensation

For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized were RMB2,404.1 million, RMB2,663.5 million and RMB3,041.5 million, respectively. The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	758,810	794,855	833,389
Selling and marketing expenses	84,920	102,300	118,611
General and administrative expenses	797,120	929,013	1,105,547
Research and development expenses	763,239	837,321	983,945
	2,404,089	2,663,489	3,041,492

(a)	Restricted share units plan

2009 Restricted Share Unit Plan

In November 2009, the Company adopted a restricted share unit plan for the Company’s employees, directors and consultants (the “2009 Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated. The 2009 Plan was expired on November 16, 2019.

2019 Restricted Share Unit Plan

In October 2019, the Company adopted a 2019 restricted share unit plan (the “2019 Plan”) for the Company’s employees, directors and others. The 2019 Plan has a ten-year term and a maximum number of 322,458,300 ordinary shares available for issuance pursuant to all awards under the plan.

The Group recognizes share-based compensation cost related to RSUs in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Group’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

As of December 31, 2021, total unrecognized compensation cost related to unvested awards under the 2009 Plan and the 2019 Plan, adjusted for estimated forfeitures, was US$416.7 million (RMB2,655.6 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2021, the weighted average remaining vesting periods was 2.21 years.

Restricted Share Unit Award Activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2019, 2020 and 2021:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2019	12,125	52.02
Granted	8,815	46.30
Vested	(5,910)	51.22
Forfeited	(955)	48.82
Outstanding at December 31, 2019	14,075	49.00

Outstanding at January 1, 2020	14,075	49.00
Granted	6,269	68.35
Vested	(5,832)	48.02
Forfeited	(416)	54.47
Outstanding at December 31, 2020	14,096	57.85

Outstanding at January 1, 2021	14,096	57.85
Granted	4,579	110.19
Vested	(5,067)	58.02
Forfeited	(612)	75.29
Outstanding at December 31, 2021	12,996	75.40

The aggregate intrinsic value of RSUs outstanding as of December 31, 2021 was US$1,322.7 million. The intrinsic value was calculated based on the Company’s closing stock price of US$101.78 per ADS as of December 31, 2021.

The Company’s practice is to issue new shares or utilize treasury stock upon vesting of RSUs. The number of shares available for future grant under the Company’s 2019 RSU Plan was 282,261,685 as of December 31, 2021.

(b)	Other Share Incentive Plan

Certain of the Company’s subsidiaries have adopted stock option plans, which allow the related subsidiaries to grant options to certain employees of the Group. The options expire in four to ten years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The award can become 100% vested on the Vesting Commencement Date, or vests in three, four or five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date. But for certain share options granted with vesting conditions outside the Group’s control, no expenses will be recorded until the occurrence of the vesting conditions when the Group determine that it is probable that the vesting conditions will be satisfied.

The Group has used the binomial model to estimate the fair value of the options granted. For the years ended December 31, 2019, 2020, and 2021, RMB56.2 million, RMB117.7 million and RMB528.2 million compensation expenses were recorded for the share options granted.

As of December 31, 2021, there were approximately RMB28.1 million unrecognized share-based compensation expenses related to share options for which the service condition had been met and are expected to be recognized when the vesting conditions are achieved.